7. OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
OPTIONS AND WARRANTS

The Company’s results for the years ended December 31, 2014 and 2013 include employee share-based compensation expense totaling $3,117,807 and $1,765,074, respectively. Such amounts have been included in the Statements of Operations within selling, general and administrative expenses. No income tax benefit has been recognized in the statement of operations for share-based compensation arrangements due to a history of operating losses.

The following table summarizes stock-based compensation expense for the years ended December 31, 2014 and 2013:

	Years Ended December 31,
	2014	2013
Employee stock based compensation-option grants	$2,392,542	$258,511
Employee stock based compensation-stock grants	-	–
Non-Employee stock based compensation-option grants	213,265	347,138
Non-Employee stock based compensation-stock grants	-	1,048,091
Non-Employee stock based compensation-stock warrant	512,000	111,334
	$3,117,807	$1,765,074